Equity (Details) - Schedule of stock option activity	3 Months Ended
Mar. 31, 2024 $ / shares shares
Schedule Of Stock Option Activity Abstract
Options outstanding, Number of Options | shares	1,360,652
Options outstanding, Weighted Average Exercise Price | $ / shares	$ 20.67
Granted, Number of Options | shares	0
Granted, Weighted Average Exercise Price | $ / shares	$ 0
Exercised, Number of Options | shares	(11,393)
Exercised, Weighted Average Exercise Price | $ / shares	$ 13.09
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period | shares	(51,826)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	$ 21.87
Options outstanding, Number of Options | shares	1,297,433
Options outstanding, Weighted Average Exercise Price | $ / shares	$ 20.69
Options exercisable, Number of Options | shares	965,417
Options exercisable, Weighted Average Exercise Price | $ / shares	$ 22.25